PREPAID EXPENSES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
PREPAID EXPENSES
Amortization of prepaid insurance	$ 42,858	$ 93,828	$ 210,094	$ 376,936